Equity - Summary of risk weighted assets capital ratio (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Risk Weighted Assets Capital Ratio [Line Items]
Total eligible capital	S/ 184,221	S/ 157,178
Total risk weighted assets	S/ 847,099	S/ 812,526
Capital adequacy ratio (in percentage)	21.75%	19.34%